SEGMENT - Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT
Revenues	¥ 21,882	$ 3,082	€ 750	¥ 13,862	¥ 12,785
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	44,705			48,473
China
SEGMENT
Revenues	17,393			10,637	11,231
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	28,762			31,684
Germany
SEGMENT
Revenues	3,324			2,458	1,263
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	12,504			13,501
Other than China and Germany
SEGMENT
Revenues	1,165			767	¥ 291
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 3,439			¥ 3,288